Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.1%
592,246	Invesco Senior Loan ETF	$ 12,117,353	3.1
56,062	iShares 1-3 Year Treasury Bond ETF	4,858,894	1.3
434,874	Schwab U.S. TIPS ETF	25,009,604	6.4
69,432	Vanguard Real Estate ETF	4,849,825	1.3

	Total Exchange-Traded Funds
	(Cost $48,050,423)	46,835,676	12.1

MUTUAL FUNDS: 82.2%
	Affiliated Investment Companies: 82.2%
899,475	Voya Emerging Markets Index Portfolio - Class P2	8,464,055	2.2
426,096	Voya High Yield Bond Fund - Class R6	2,991,195	0.8
3,345,872	Voya International Index Portfolio - Class P2	27,536,528	7.1
187,411	Voya Russell Mid Cap Index Portfolio - Class P2	1,879,730	0.5
2,179,465	Voya Short Term Bond Fund - Class P2	20,792,095	5.3
15,168,171	Voya U.S. Bond Index Portfolio - Class P2	169,731,832	43.7
6,403,711	Voya U.S. Stock Index Portfolio - Class P2	87,730,842	22.6

	Total Mutual Funds
	(Cost $329,250,728)	319,126,277	82.2

	Total Long-Term Investments
	(Cost $377,301,151)	365,961,953	94.3

SHORT-TERM INVESTMENTS: 5.2%
	Mutual Funds: 5.2%
20,301,818	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $20,301,818)	20,301,818	5.2

	Total Short-Term Investments
	(Cost $20,301,818)	20,301,818	5.2

	Total Investments in Securities (Cost $397,602,969)	$ 386,263,771	99.5
	Assets in Excess of Other Liabilities	2,024,997	0.5
	Net Assets	$ 388,288,768	100.0

(1)	Rate shown is the 7-day yield as of March 31, 2020.

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$46,835,676	$–	$–	$46,835,676
Mutual Funds	319,126,277	–	–	319,126,277
Short-Term Investments	20,301,818	–	–	20,301,818
Total Investments, at fair value	$386,263,771	$–	$–	$386,263,771
Other Financial Instruments+
Futures	1,749,571	–	–	1,749,571
Total Assets	$388,013,342	$–	$–	$388,013,342
Liabilities Table
Other Financial Instruments+
Futures	$(758,758)	$–	$–	$(758,758)
Total Liabilities	$(758,758)	$–	$–	$(758,758)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$10,803,361	$1,718,454	$(1,650,814)	$(2,406,946)	$8,464,055	$-	$(64,670)	$-
Voya High Yield Bond Fund - Class R6	$-	$2,845,065	$(42,941)	$189,071	$2,991,195	$5,431	$784	$-
Voya International Index Portfolio - Class P2	31,463,111	5,701,720	(2,398,290)	(7,230,013)	27,536,528	$-	(207,383)	-
Voya Russell Mid Cap Index Portfolio - Class P2	4,187,602	674,784	(2,531,609)	(451,047)	1,879,730	$-	(163,087)	-
Voya Short Term Bond Fund - Class P2	16,121,545	8,794,516	(3,415,962)	(708,004)	20,792,095	$134,309	(34,089)	-
Voya U.S. Bond Index Portfolio - Class P2	170,365,098	21,417,637	(25,333,155)	3,282,252	169,731,832	$1,282,177	1,260,682	-
Voya U.S. Stock Index Portfolio - Class P2	106,584,721	19,402,709	(17,864,211)	(20,392,377)	87,730,842	$-	841,520	-
	$339,525,438	$60,554,885	$(53,236,982)	$(27,717,064)	$319,126,277	$1,421,917	$1,633,757	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Index Solution 2020 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	67	06/19/20	$3,844,460	$487,179
S&P 500® E-Mini	37	06/19/20	4,753,945	235,806
U.S. Treasury 2-Year Note	101	06/30/20	22,258,664	335,949
U.S. Treasury Ultra Long Bond	35	06/19/20	7,765,625	690,637
			$38,622,694	$1,749,571
Short Contracts:
Mini MSCI EAFE Index	(61)	06/19/20	(4,755,865)	(325,424)
U.S. Treasury 10-Year Note	(85)	06/19/20	(11,788,437)	(433,334)
			$(16,544,302)	$(758,758)

Voya Index Solution 2020 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $400,152,973.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 11,756,617
Gross Unrealized Depreciation	(24,655,006)
Net Unrealized Depreciation	$ (12,898,389)